UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2009

Check here if Amendment [ ]; Amendment Number:
      This Amendment: [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Pointer Capital, LLC
Address:    3050 Peachtree Road, Suite 200
            Atlanta, Georgia 30305

Form 13F File Number: 028-12897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Malon W. Courts
Title:      Partner
Phone:      404.614.6183

Malon W. Courts                     Atlanta, GA                   8/10/2009
---------------                     --------------                ---------
Signature                           City     State                   Date

Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:         10
Form 13F Information Table Value Total:         19,353
List of Other Included Managers:                None

                                 TITLE OF                   MKT VAL                                   OTHER      VOTING AUTHORITY
ISSUER NAME                        CLASS         CUSIP     (X $1000)  SHARES  INVESTMENT  DISCRETION  MNGRS     SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
BIO IMAGING TECHNOLOGIES INC    COM            09056N103     $983.00  274600     SOLE                         274600
CEPHALON INC                    COM            156708109     $736.00   13000     SOLE                          13000
CRYOLIFE INC                    COM            228903100   $1,560.00  281551     SOLE                          92000         189551
CUBIST PHARMACEUTICALS INC      COM            229678107     $641.00   35000     SOLE                          35000
EV ENERGY PARTNERS L P          COM UNITS      26926V107   $4,475.00  237175     SOLE                         100000         137175
EZCORP INC-CL A                 CL A NON VTG   302301106   $2,174.00  201625     SOLE                          88500         113125
HARRIS CORP                     COM            413875105   $1,424.00   50228     SOLE                          22500          27728
GLOBAL SOURCES LTD              ORD            G39300101   $1,602.00  222237     SOLE                         106359         115878
NII HLDGS INC                   CL B NEW       62913F201   $2,800.00  146895     SOLE                          65000          81895
UNITED ONLINE INC               COM            911268100   $2,958.00  454382     SOLE                         195000         259382